VANECK DYNAMIC HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
GOVERNMENT OBLIGATIONS: 15.0%
United States Treasury Note
1.12%, 08/15/40 24 $ 15,103
1.38%, 11/15/40 42 27,507
1.88%, 02/15/41 21 14,949
2.25%, 05/15/41 62 46,807
2.75%, 08/15/42 18 14,546
Underline
Total Government Obligations
(Cost: $118,426) 118,912
Number
of Shares
EXCHANGE TRADED FUNDS: 84.9% (a)
VanEck BDC Income ETF ‡ 3,996 63,057
VanEck Durable High Dividend
ETF ‡ 4,155 134,450
Number
of Shares Value
VanEck Emerging Markets High
Yield Bond ETF ‡ 2,139 $ 39,101
VanEck Energy Income ETF ‡ 1,004 66,897
VanEck Fallen Angel High Yield
Bond ETF ‡ 5,418 151,107
VanEck International High Yield
Bond ETF ‡ 4,041 81,871
VanEck J.P. Morgan EM Local
Currency Bond ETF ‡ 1,578 40,870
VanEck Mortgage REIT Income
ETF ‡ 2,556 31,260
VanEck Preferred Securities ex
Financials ETF ‡ 3,795 66,640
Underline
Total Exchange Traded Funds
(Cost: $640,692) 675,253
Total Investments: 99.9%
(Cost: $759,118) 794,165
Other assets less liabilities: 0.1% 1,021
NET ASSETS: 100.0% $ 795,186
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended July 31, 2023 were as follows:
Value
4/30/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Dividend
Income
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
7/31/2023
VanEck BDC
Income ETF $38,788 $20,233 $– $– $1,676 $4,036 $63,057
VanEck Durable
High Dividend
ETF 87,147 43,288 – – 1,066 4,015 134,450
VanEck Emerging
Markets High
Yield Bond ETF 26,067 12,820 – – 500 214 39,101
VanEck Energy
Income ETF 41,775 21,167 – – 358 3,954 66,897
VanEck Fallen
Angel High Yield
Bond ETF 100,233 49,647 – – 1,556 1,228 151,107
VanEck
International
High Yield Bond
ETF 54,177 26,778 – – 620 916 81,871
VanEck J.P. Morgan
EM Local
Currency Bond
ETF 26,447 13,318 – – 337 1,105 40,870
VanEck Mortgage
REIT Income ETF 18,744 9,764 – – 732 2,752 31,260
VanEck Preferred
Securities ex
Financials ETF 44,300 21,998 – – 966 342 66,640
$437,678 $219,013 $– $– $7,811 $18,562 $675,253

VANECK DYNAMIC HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Exchange Traded Funds 85.0% $ 675,253
Government 15.0 118,912
100.0% $ 794,165
*
See Schedule of Investments for industry sector breakouts.